SUBSEQUENT EVENTS (Details) - EBP 002		12 Months Ended
	Jan. 01, 2026	Dec. 31, 2025
EBP, Subsequent Event [Line Items]
Pretax, maximum annual compensation to total compensation, percentage		20.00%
Subsequent Event
EBP, Subsequent Event [Line Items]
Pretax, maximum annual compensation to total compensation, percentage	50.00%